Earnings / (Loss) per Share (Details) - USD ($)	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 29, 2021	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019
Earnings / (Loss) per Share
Net (loss)/income	$ 134,000	$ 750,983	$ (326,000)	$ (3,795,959)	$ (1,862,852)
Less deemed dividend on Series D Preferred Stock upon redemption for issuance of common stock	0		(134,000)
Less dividends on series C Preferred Stock	(69,000)		(950,000)
Less dividends on series D Preferred Stock			(252,000)
Less dividends on Class A warrants	0		(1,012,000)
Net (loss)/earnings attributed to common stockholders	$ 65,000		$ (2,674,000)
Weighted average number of common stock, basic	882,024		3,113,108
Effect of dilutive shares	345,545,000
Weighted average number of common stock, diluted	1,227,569		3,113,108
(Loss)/Earnings per share, basic	$ 0.07		$ (0.86)
(Loss)/Earnings per share, diluted	$ 0.05		$ (0.86)